Discontinued Operations (Details) - USD ($)				1 Months Ended	12 Months Ended
	Nov. 28, 2022	Nov. 11, 2022	Sep. 21, 2022	Feb. 20, 2023	Mar. 31, 2023
Discontinued Operations [Abstract]
Equity interest, percentage					100.00%
Total consideration of disposal	$ 2,500,000	$ 2,500,000	$ 1	$ 1	$ 1